Legal contingencies (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Case
Legal contingencies [Line Items]
Number of claim	175
Claim amount	₩ 124,368	[1]
Demands on stock return
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 7,500	[1]
Lehman Brothers Special Financing Inc (LBSF)
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 12,857	[1]
Payment Guarantee
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 12,866	[1]
Others
Legal contingencies [Line Items]
Number of claim	172
Claim amount	₩ 91,145	[1]

[1]	As of December 31, 2017, the Group recorded ₩32,650 million as provisions and ₩1,120 million as liabilities under insurance contracts with respect to these lawsuits. In respect of a claim for Lehman Brothers Special Financing Inc (LBSF) the Group recognised a provision of ₩5,352 million and in respect of others the Group recognised a provision of ₩27,298. Additional losses might be incurred from these legal actions, but the result of such the lawsuits cannot be predicted. The management believes that the result of the lawsuits would not have significant impact on the financial position.